Key management personnel disclosures (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Key management personnel disclosures [Abstract]
Salaries and short-term employee benefits	$ 1,456	$ 3,015
Post-employment benefits	38	75
Share-based payments	1,351	3,539
Total key management personnel compensation	$ 2,845	$ 6,629